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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                             Form 13F COVER PAGE


     Report for the Calendar Year or Quarter Ended:    6/30/00
                                                    -----------------------

          Check Here if Amendment / /: Amendment Number:
                                                         ---------

                       This Amendment (Check only one.):
                       / / is a restatement
                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         LONGVIEW MANAGEMENT GROUP, LLC
              -----------------------------------------------------------------
Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
              -----------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Form 13F File Number: 28-     4651
                              -------------------------------------------------

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:         Richard Boberg
              -----------------------------------------------------------------
Title:        Vice President
              -----------------------------------------------------------------
Phone:        312-236-6300
              -----------------------------------------------------------------

Signature, Place, and Date of Signing:
/S/Richard Boberg
-------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
-------------------------------------------------------------------------------
(City, State)

August 11, 2000
-------------------------------------------------------------------------------
(Date)

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-
                          ------------------------------------------------------

Name
    ----------------------------------------------------------------------------

(Repeat as necessary.)

                             Form 13F Summary Page

                               Report Summary:

Number of Other Included Manager:
          None
          ----------------------------------------------------------------------

Form 13F Information Table Entry Total:
          25
          ----------------------------------------------------------------------

Form 13F Information Table Value Total:
          $           41,356   (thousands)
          --------------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
                  Provide a numbered list of the name(s) and Form 13F file
             number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.      None
         -----------------------------------------------------------------------

Form 13F File Number 28-
                        --------------------------------------------------------
Name
    ----------------------------------------------------------------------------

(Repeat as necessary.)

                              13F HOLDINGS REPORT
                                    6/30/00

Item 1:                        Item 2:    Item 3:      Item 4:        Item 5:            Item 6:        Item 7:       Item 8:
                                                                                    Investment Discr              Voting Authority

           NAME OF             TITLE OF   CUSIP         FAIR         SHARES OR
           ISSUER               CLASS     NUMBER    MARKET VALUE  PRINCIPLE AMOUNT  SOLE SHARED OTHER  MANAGERS  SOLE    SHARED NONE
ABBOTT LABORATORIES             Stock    002824100         472         10,601  SH    X                 Longview   10,601
AETNA INC                       Stock    008117103       1,475         22,977  SH    X                 Longview   22,977
AMERICAN INTL GROUP             Stock    026874107         446          3,799  SH    X                 Longview    3,799
BANK ONE CORP.                  Stock    06423A103      13,910        523,679  SH    X                 Longview  523,679
BOEING CO                       Stock    097023105         968         23,162  SH    X                 Longview   23,162
BURLINGTON NORTHERN SANTA FE    Stock    12189T104         784         34,170  SH    X                 Longview   34,170
CHASE MANHATTAN CORP NEW        Stock    16161A108         962         20,887  SH    X                 Longview   20,887
COMPUTER ASSOC INTL             Stock    204912109         865         16,902  SH    X                 Longview   16,902
EMERSON ELECTRIC                Stock    291011104       5,592         92,613  SH    X                 Longview   92,613
FED HOME LOAN MTG CORP          Stock    313400301         530         13,076  SH    X                 Longview   13,076
FANNIE MAE                      Stock    313586109       1,858         35,607  SH    X                 Longview   35,607
GENERAL DYNAMICS                Stock    369550108         720         13,788  SH    X                 Longview   13,788
GENERAL ELECTRIC                Stock    369604103       1,386         26,157  SH    X                 Longview   26,157
HILTON HOTELS                   Stock    432848109       1,816        193,662  SH    X                 Longview  193,662
INTEL CORP                      Stock    458140100       1,263          9,445  SH    X                 Longview    9,445
LUCENT TECHNOLOGIES INC         Stock    549463107         226          3,869  SH    X                 Longview    3,869
MAYTAG CORP                     Stock    578592107       1,278         34,653  SH    X                 Longview   34,653
MERCK & CO                      Stock    589331107         876         11,437  SH    X                 Longview   11,437
J.P. MORGAN                     Stock    616880100         812          7,371  SH    X                 Longview    7,371
PARK PLACE ENTERTAINMENT CORP.  Stock    700690100       2,360        193,662  SH    X                 Longview  193,662
PFIZER INC                      Stock    717081103         603         12,564  SH    X                 Longview   12,564
PITNEY BOWES INC                Stock    724479100         224          5,600  SH    X                 Longview    5,600
SCHLUMBERGER LTD                Stock    806857108         299          4,002  SH    X                 Longview    4,002
SUNGARD DATA SYS INC            Stock    867363103         288          9,286  SH    X                 Longview    9,286
XEROX CORPORATION               Stock    984121103       1,343         64,699  SH    X                 Longview   64,699



THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

TOTAL                                                   41,356      1,387,668                                  1,387,668